8. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 8 - INTANGIBLE ASSETS

The SUGARDOWN® technology and provisional patents, which were obtained through the acquisition of BTI in 2010, are being amortized on a straight-line basis over their estimated useful lives of 14 years.

Intangible assets consist of the following as of December 31:

	2013	2012
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(203,571)	(139,286)
Intangible assets, net	$696,429	$760,714

Amortization expense for each of the years ended December 31, 2013 and 2012 was $64,285.

The estimated remaining amortization expense related to intangible assets with finite lives for each of the five succeeding years and thereafter is as follows:

Fiscal year
2014	$64,286
2015	64,286
2016	64,286
2017	64,286
2018	64,286
Thereafter	374,999
$696,429